Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Cash flows from operating activities
Net income	$ 4,013	$ 4,285
Adjustments to reconcile net income to net cash from operating activities:
Depreciation	567	577
Provision for loan losses	6	1,037
Net gains on securities available-for-sale	(718)	(378)
Net gains on sales of loans	(717)	(1,059)
Originations of loans held for sale	(29,302)	(46,963)
Proceeds from sales of loans held for sale	30,056	49,916
Recognition of mortgage servicing rights	(92)	(174)
Amortization of mortgage servicing rights	120	139
Net change in mortgage servicing rights valuation allowance	(52)	39
Loss on sales of other real estate owned	39	31
Write down of other real estate owned	340	280
Earnings on life insurance, net	(414)	(387)
Amortization of intangible assets	89	111
Net amortization on securities available-for-sale	1,135	929
ESOP compensation expense	229	195
Stock based compensation expense	243	243
Amortization of issuance costs of unsecured borrowing	0	19
Changes in assets and liabilities:
Accrued interest receivable and other assets	192	52
Accrued interest payable and other liabilities	821	118
Net cash from operating activities	6,555	9,010
Cash flows from investing activities:
Net change in interest-bearing time deposits at other financial institutions	499	(7,141)
Proceeds from sales of securities available-for-sale	32,942	28,059
Proceeds from maturities, calls, and principal repayments of securities available-for-sale	16,589	19,397
Purchases of securities available-for-sale	(95,770)	(41,425)
Purchase of FHLB stock	(854)	0
Proceeds from redemption of FHLB stock	296	0
Net change in loans	18,215	(20,107)
Proceeds from sales of other real estate owned	1,521	536
Purchase of bank owned life insurance	(2,000)	0
Premises and equipment expenditures, net	(456)	(312)
Net cash from investing activities	(29,018)	(20,993)
Cash flows from financing activities:
Net change in deposits	(2,269)	15,410
Proceeds from FHLB long-term advances	25,000	32,500
Repayment of FHLB long-term advances	(5,021)	(51,524)
Net change in FHLB short-term advances	17,789	(3,988)
Net change in short-term borrowings	2,415	0
Repayment of FDIC guaranteed unsecured borrowing	0	(5,000)
Net proceeds from stock offering	0	26,344
Purchase of shares by ESOP pursuant to reorganization	0	(2,241)
Stock options exercised	84	0
Dividends paid on common stock	(987)	(807)
Repurchase of common stock	(3,186)	0
Net cash from financing activities	33,825	10,694
Net change in cash and cash equivalents	11,362	(1,289)
Cash and cash equivalents at beginning of year	6,857	8,146
Cash and cash equivalents at end of year	18,219	6,857
Cash paid during the period for:
Interest paid	3,442	4,590
Income taxes paid	975	1,661
Supplemental noncash disclosures:
Transfers from loans receivable to other real estate owned	$ 2,186	$ 737